TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 1,097,888	$ 138,061
The provision for income taxes	$ 1,097,888	$ 138,061	$ 1,672,957